Income Taxes - Summary of Reconciliation Between Income Tax Benefit and the Product of Accounting Loss Before Income Tax Multiplied by the Group's Applicable Income Tax Rate (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Accounting loss before tax	$ (169,738)	$ (229,654)	$ (148,447)
At the Company's statutory income tax rate of 25% (2024:30%, 2023:30%)	42,435	68,896	44,534
R&D tax incentive on eligible expenses	7,187	10,398	5,926
Non-deductible R&D expenditure	(4,131)	(7,175)	(4,087)
Other non-deductible expenses - share-based payment expense	(1,532)	(1,525)	(1,750)
Amount of temporary differences and carried forward tax losses not recognized	(37,012)	(61,182)	(38,697)
Income tax benefit reported in the Statement of Profit or Loss and Other Comprehensive Income	$ 6,947	$ 9,412	$ 5,926